Income Taxes - Summary of company's effective tax rates as a percentage of loss before income taxes (Detail) - Planet Labs Inc [Member]	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Provision computed at federal statutory rate	21.00%	21.00%
States taxes, net of federal benefit	2.40%	2.40%
Foreign rate differential	(0.80%)	(1.00%)
Revaluation gain/loss	(5.00%)	0.10%
Tax credits	2.30%	2.00%
Change in valuation allowance	(21.30%)	(23.90%)
Other	0.50%	(0.70%)
Effective tax rate	(0.90%)	(0.10%)